Net finance costs	12 Months Ended
Jun. 30, 2023
Net finance costs
Net finance costs
6	Net finance costs

		2023	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Notional interest received		—	29	4
Interest received on		2 253	991	852
other long-term investments		58	49	40
loans and receivables		89	141	199
cash and cash equivalents		2 106	801	613
Per income statement		2 253	1 020	856
Less: notional interest		—	(29)	(4)
Less: interest received on tax		(11)	(5)	(15)
Per the statement of cash flows		2 242	986	837
Finance costs
Debt		7 408	5 419	5 238
debt		7 408	5 066	4 855
interest rate swap – net settlements		—	353	383
Interest on lease liabilities		1 451	1 357	1 488
Other		146	95	84
		9 005	6 871	6 810
Amortisation of loan costs	14	212	132	160
Notional interest		1 116	633	668
Total finance costs		10 333	7 636	7 638
Amounts capitalised to assets under construction, a class of property, plant and equipment	17	(1 074)	(740)	(880)
Per income statement		9 259	6 896	6 758
Total finance costs before amortisation of loan costs and notional interest		9 005	6 871	6 810
Add: modification gain		—	74	—
Add: amortisation of modification gain		194	—	—
Less: unwinding of loan costs[1]		(144)	—	—
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(1 966)	(1 463)	(637)
Less: interest raised on tax payable		(6)	(4)	—
Per the statement of cash flows		7 083	5 478	6 173
1	RCF loan costs expensed upon refinancing of banking facilities.